Fair Value Measurements and Trading-Related Revenue - Summary of Fair Value Measurement of Assets And Liabilities (Detail) - CAD ($) $ in Millions		Oct. 31, 2024	Oct. 31, 2023
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		$ 168,926	$ 123,718
FVTPL Securities		19,064	16,733
FVOCI Securities		93,702	62,819
Deposits		54,108	35,845
Derivative Assets
Derivative Assets		47,253	39,976
Derivative Liabilities
Derivative Liabilities		58,303	50,193
Measured at fair value [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		168,926	123,718
FVTPL Securities		19,064	16,733
FVOCI Securities		93,702	62,819
Loans		12,655	7,454
Other Assets	[1]	12,953	7,776
Fair value liabilities	[2]	110,002	84,149
Deposits	[2],[3]	54,108	35,845
Securities sold but not yet purchased	[2]	35,030	43,774
Other liabilities	[2],[4]	20,864	4,530
Derivative Assets
Derivative Assets		47,253	39,976
Derivative Liabilities
Derivative Liabilities		58,303	50,193
Measured at fair value [member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		10,036	11,370
FVTPL Securities		403	216
FVOCI Securities		34,177	20,100
Measured at fair value [member] | Canadian provincial and municipal governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		7,585	7,170
FVTPL Securities		1,578	1,166
FVOCI Securities		5,996	5,055
Measured at fair value [member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		24,248	20,132
FVTPL Securities		1,527	2,088
FVOCI Securities		16,965	5,880
Measured at fair value [member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		565	279
FVOCI Securities		5,068	5,301
Measured at fair value [member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		3,849	2,540
FVTPL Securities		25	48
FVOCI Securities		5,656	6,969
Measured at fair value [member] | NHA MBS U.S. agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		40,995	21,517
FVTPL Securities		21	19
FVOCI Securities		21,293	15,765
Measured at fair value [member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		15,190	11,933
FVTPL Securities		8,780	7,362
FVOCI Securities		4,370	3,589
Measured at fair value [member] | Trading loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		475	450
Measured at fair value [member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		65,983	48,327
FVTPL Securities		6,730	5,834
FVOCI Securities		177	160
Measured at fair value [member] | Residential mortgages [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans		163	1,676
Measured at fair value [member] | Business and government loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans		12,492	5,778
Measured at fair value [member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets		9,887	13,350
Derivative Liabilities
Derivative Liabilities		10,843	17,801
Measured at fair value [member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets		21,272	19,889
Derivative Liabilities
Derivative Liabilities		19,955	19,205
Measured at fair value [member] | Commodity contracts [member]
Derivative Assets
Derivative Assets		1,827	2,022
Derivative Liabilities
Derivative Liabilities		1,821	1,657
Measured at fair value [member] | Equity contracts [member]
Derivative Assets
Derivative Assets		14,257	4,690
Derivative Liabilities
Derivative Liabilities		25,673	11,503
Measured at fair value [member] | Credit default swaps [member]
Derivative Assets
Derivative Assets		10	25
Derivative Liabilities
Derivative Liabilities		11	27
Valued using quoted market prices [member] | Measured at fair value [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		69,611	52,883
FVTPL Securities		1,087	827
FVOCI Securities		3,237	633
Other Assets	[1]	11,236	6,020
Fair value liabilities	[2]	12,385	13,696
Securities sold but not yet purchased	[2]	10,631	12,217
Other liabilities	[2],[4]	1,754	1,479
Derivative Assets
Derivative Assets		748	775
Derivative Liabilities
Derivative Liabilities		203	802
Valued using quoted market prices [member] | Measured at fair value [member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		1,272	1,176
FVTPL Securities		166	4
FVOCI Securities		3,212	633
Valued using quoted market prices [member] | Measured at fair value [member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		2,688	3,593
FVTPL Securities			2
FVOCI Securities		25
Valued using quoted market prices [member] | Measured at fair value [member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		92	20
Valued using quoted market prices [member] | Measured at fair value [member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		65,559	48,094
FVTPL Securities		921	821
Valued using quoted market prices [member] | Measured at fair value [member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets		36	21
Derivative Liabilities
Derivative Liabilities		32	52
Valued using quoted market prices [member] | Measured at fair value [member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets		4	28
Derivative Liabilities
Derivative Liabilities			1
Valued using quoted market prices [member] | Measured at fair value [member] | Commodity contracts [member]
Derivative Assets
Derivative Assets		169	668
Derivative Liabilities
Derivative Liabilities		96	589
Valued using quoted market prices [member] | Measured at fair value [member] | Equity contracts [member]
Derivative Assets
Derivative Assets		539	58
Derivative Liabilities
Derivative Liabilities		75	160
Valued using models (with observable inputs) [member] | Measured at fair value [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		99,311	70,798
FVTPL Securities		13,043	11,671
FVOCI Securities		90,288	62,026
Loans		12,353	7,268
Other Assets	[1]		33
Fair value liabilities	[2]	97,617	70,448
Deposits	[2],[3]	54,108	35,845
Securities sold but not yet purchased	[2]	24,399	31,557
Other liabilities	[2],[4]	19,110	3,046
Derivative Assets
Derivative Assets		46,493	39,196
Derivative Liabilities
Derivative Liabilities		58,093	49,380
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		8,764	10,194
FVTPL Securities		237	212
FVOCI Securities		30,965	19,467
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Canadian provincial and municipal governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		7,585	7,170
FVTPL Securities		1,578	1,166
FVOCI Securities		5,996	5,055
Valued using models (with observable inputs) [member] | Measured at fair value [member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		21,560	16,539
FVTPL Securities		1,527	2,086
FVOCI Securities		16,940	5,880
Valued using models (with observable inputs) [member] | Measured at fair value [member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		565	279
FVOCI Securities		5,068	5,301
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		3,757	2,520
FVTPL Securities		25	48
FVOCI Securities		5,656	6,969
Valued using models (with observable inputs) [member] | Measured at fair value [member] | NHA MBS U.S. agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		40,995	21,517
FVTPL Securities		21	19
FVOCI Securities		21,293	15,765
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		15,190	11,933
FVTPL Securities		8,745	7,335
FVOCI Securities		4,370	3,589
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Trading loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		475	450
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		420	196
FVTPL Securities		910	805
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Residential mortgages [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans		163	1,676
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Business and government loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans		12,190	5,592
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets		9,851	13,329
Derivative Liabilities
Derivative Liabilities		10,811	17,749
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets		21,258	19,861
Derivative Liabilities
Derivative Liabilities		19,955	19,204
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Commodity contracts [member]
Derivative Assets
Derivative Assets		1,656	1,349
Derivative Liabilities
Derivative Liabilities		1,721	1,067
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Equity contracts [member]
Derivative Assets
Derivative Assets		13,718	4,632
Derivative Liabilities
Derivative Liabilities		25,596	11,335
Valued using models (with observable inputs) [member] | Measured at fair value [member] | Credit default swaps [member]
Derivative Assets
Derivative Assets		10	25
Derivative Liabilities
Derivative Liabilities		10	25
Valued using models (without observable inputs) [member] | Measured at fair value [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		4	37
FVTPL Securities		4,934	4,235
FVOCI Securities		177	160
Loans		302	186
Other Assets	[1]	1,717	1,723
Fair value liabilities	[2]		5
Other liabilities	[2],[4]		5
Derivative Assets
Derivative Assets		12	5
Derivative Liabilities
Derivative Liabilities		7	11
Valued using models (without observable inputs) [member] | Measured at fair value [member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
FVTPL Securities		35	27
Valued using models (without observable inputs) [member] | Measured at fair value [member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		4	37
FVTPL Securities		4,899	4,208
FVOCI Securities		177	160
Valued using models (without observable inputs) [member] | Measured at fair value [member] | Business and government loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans		302	186
Valued using models (without observable inputs) [member] | Measured at fair value [member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets		10
Valued using models (without observable inputs) [member] | Measured at fair value [member] | Commodity contracts [member]
Derivative Assets
Derivative Assets		2	5
Derivative Liabilities
Derivative Liabilities		4	1
Valued using models (without observable inputs) [member] | Measured at fair value [member] | Equity contracts [member]
Derivative Liabilities
Derivative Liabilities		2	8
Valued using models (without observable inputs) [member] | Measured at fair value [member] | Credit default swaps [member]
Derivative Liabilities
Derivative Liabilities		$ 1	$ 2

[1]	Other assets include precious metals, segregated fund assets and investment properties in our insurance business, carbon credits, certain receivables and other items measured at fair value.
[2]	Interest expense for liabilities carried at fair value is $2,774 million for the year ended October 31, 2024 ($2,274 million for the year ended October 31, 2023). Interest expense for liabilities carried at amortized cost is $43,743 million for the year ended October 31, 2024 ($34,619 million for the year ended October 31, 2023).
[3]	Deposits include structured note liabilities, money market and metals deposits designated at FVTPL and certain embedded options related to structured deposits carried at amortized cost.
[4]	Other liabilities include certain investment contract liabilities and segregated fund liabilities in our insurance business, as well as certain securitization and structured entities’ liabilities measured at FVTPL.